Reconciliation of Liabilities Arising from Financing Activities (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Summary of Changes in Liabilities Arising from Financing Activities, Including Both Cash and Non-cash Changes

The table below details changes in the Company’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Company’s consolidated statements of cash flows as cash flows from financing activities.

				Non-cash changes
	January 1, 2022	Interest Paid	Net proceeds/ (repayment)	Additions/ (Transfers)**	Others*	Interest expense	June 30, 2022
Lease Liabilities – current	$199,124	(3,741)	(149,007)	—	—	3,741	$50,117
Long-term borrowings (Note 12)	$30,857,308	—	5,000,000	(1,044,027)	(344,266)	1,951,024	$36,420,039
Interest payables (Note 11)	$142,083	(996,355)	—	1,044,027	—	5,556	$195,313

				Non-cash changes
	January 1, 2023	Interest Paid***	Net proceeds/ (repayment)	Additions/ (Transfers)**	Others*	Interest expense	June 30, 2023
Lease Liabilities – current	$215,671	(7,207)	(147,457)	—	—	7,207	$68,214
Long-term borrowings (Note 12)	$29,656,133	(1,612,673)	—	(5,633,528)	(125,279)	2,191,882	$24,476,535
Current borrowings (Note 12)	$7,748,831	—	—	5,633,528	—	—	$13,382,359
Financial liabilities at fair value through profit or loss****	$90,213	—	3,465,180	—	(1,365,984)	—	$2,189,409

* Others comprise mainly foreign currency translation differences for long-term borrowings and net gain on fair value changes for financial liabilities measured at fair value through profit or loss.

** Transfer from long-term borrowings represented reclassified the current portion of the long-term borrowing to current borrowing.

*** The Company classified interest paid arising from leases into financing cash flows activities and interest paid to non-related parties arising from borrowings into operating cash flows activities which is under the Company’s accounting policy which is consistently applied.

**** Net proceeds arising from financial liabilities at fair value through profit or loss represented transfer of fair value for warrants at inception.